Pension and Savings Plans	9 Months Ended
Sep. 30, 2011
Pension and Savings Plans [Abstract]
Pension and Savings Plans
Note 9 - Pension and Savings Plans The Company sponsors the AmBase 401(k) Savings Plan (the "Savings Plan"), which is a "Section 401(k) Plan" within the meaning of the Internal Revenue Code of 1986, as amended (the "Code"). The Savings Plan permits eligible employees to make contributions of up to 30% of compensation, which are matched by the Company at a percentage determined annually. Effective July 1, 2010, the employer match was reduced to 33% of the amount the employee elects to defer. Employee contributions to the Savings Plan are invested at the employee's discretion, in various investment funds. The Company's matching contributions are invested in the same manner as the compensation reduction contributions. All contributions are subject to maximum limitations contained in the Code. The Company's matching contributions to the Savings Plan, charged to expense, were as follows: Third Quarter Ended September 30 Nine Months Ended September 30 2011 2010 2011 2010 Company matching contributions $ 4,000 $ 6,000 $ 16,000 $ 41,000